INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Total	R$ 104,842,632
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	48,209,397
Social contribution	37,877,885
Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	10,150,855
Social contribution	8,604,495
Expected Realization Of Deferred Tax Assets 2025 [Member]
IfrsStatementLineItems [Line Items]
Total	14,111,648
Expected Realization Of Deferred Tax Assets 2025 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	7,759,849
Social contribution	6,088,210
Expected Realization Of Deferred Tax Assets 2025 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	170,393
Social contribution	93,196
Expected Realization Of Deferred Tax Assets 2026 [Member]
IfrsStatementLineItems [Line Items]
Total	16,344,797
Expected Realization Of Deferred Tax Assets 2026 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	8,966,110
Social contribution	7,101,433
Expected Realization Of Deferred Tax Assets 2026 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	187,190
Social contribution	90,064
Expected Realization Of Deferred Tax Assets 2027 [Member]
IfrsStatementLineItems [Line Items]
Total	13,715,137
Expected Realization Of Deferred Tax Assets 2027 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	7,531,727
Social contribution	5,968,641
Expected Realization Of Deferred Tax Assets 2027 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	156,330
Social contribution	58,439
Expected Realization Of Deferred Tax Assets 2028 [Member]
IfrsStatementLineItems [Line Items]
Total	14,487,154
Expected Realization Of Deferred Tax Assets 2028 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	7,563,722
Social contribution	5,922,301
Expected Realization Of Deferred Tax Assets 2028 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	591,801
Social contribution	409,330
Expected Realization Of Deferred Tax Assets 2029 [Member]
IfrsStatementLineItems [Line Items]
Total	12,531,704
Expected Realization Of Deferred Tax Assets 2029 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	6,065,862
Social contribution	4,706,850
Expected Realization Of Deferred Tax Assets 2029 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,002,763
Social contribution	756,229
Expected Realization Of Deferred Tax Assets 2030 [Member]
IfrsStatementLineItems [Line Items]
Total	8,567,328
Expected Realization Of Deferred Tax Assets 2030 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	3,536,177
Social contribution	2,802,450
Expected Realization Of Deferred Tax Assets 2030 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,227,384
Social contribution	1,001,317
Expected Realization Of Deferred Tax Assets 2031 [Member]
IfrsStatementLineItems [Line Items]
Total	7,456,186
Expected Realization Of Deferred Tax Assets 2031 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	2,546,685
Social contribution	2,011,892
Expected Realization Of Deferred Tax Assets 2031 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,596,397
Social contribution	1,301,212
Expected Realization Of Deferred Tax Assets 2032 [Member]
IfrsStatementLineItems [Line Items]
Total	6,997,791
Expected Realization Of Deferred Tax Assets 2032 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	1,935,387
Social contribution	1,524,740
Expected Realization Of Deferred Tax Assets 2032 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	1,949,189
Social contribution	1,588,475
Expected Realization Of Deferred Tax Assets 2033 [Member]
IfrsStatementLineItems [Line Items]
Total	6,970,612
Expected Realization Of Deferred Tax Assets 2033 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	1,544,402
Social contribution	1,163,226
Expected Realization Of Deferred Tax Assets 2033 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	2,340,983
Social contribution	1,922,001
Expected Realization Of Deferred Tax Assets 2034 [Member]
IfrsStatementLineItems [Line Items]
Total	3,660,275
Expected Realization Of Deferred Tax Assets 2034 [Member] | Temporary differences [member]
IfrsStatementLineItems [Line Items]
Income tax	759,476
Social contribution	588,142
Expected Realization Of Deferred Tax Assets 2034 [Member] | Carry Forward Tax Losses [Member]
IfrsStatementLineItems [Line Items]
Income tax	928,425
Social contribution	R$ 1,384,232